INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Deferred tax assets:
Loss carryforwards	$ 18,100	$ 16,219
Accrued compensation	10,996	10,741
Capitalized research and development	5,080	5,192
Inventory	1,199	43
Accrued expenses	706	126
Operating lease liabilities	0	59
Exchange rate differences	400	105
Total deferred tax assets	36,481	32,485
Deferred tax liabilities:
Deferred revenue	(565)	(1,784)
Goodwill and other intangible assets	(6,242)	(5,884)
Depreciation of property and equipment	0	(150)
Operating lease right-of-use assets	0	(59)
Other, net	(417)	(790)
Total deferred tax liabilities	(7,224)	(8,667)
Valuation allowance	(28,293)	(26,026)
Net deferred tax liabilities	964
Net deferred tax liabilities		(2,208)
Recorded as:
Deferred tax assets	2,928	823
Deferred tax liabilities	$ (1,964)	(3,031)
Net deferred tax liabilities		$ (2,208)